BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC

                        NOVEMBER 26, 2003

          SUPPLEMENT TO PROSPECTUS DATED MARCH 27, 2003

The prospectus ("Prospectus") for BACAP Alternative
Multi-Strategy Fund, LLC (the "Fund") dated March 27, 2003 is revised as follows:

1. Footnote (1) of the proceeds table on the cover page of the prospectus becomes footnote (2), and a new footnote (1) is added to the proceeds table after "Maximum Sales Load" stating:

      (1) Interests are offered with a maximum sales load of 3.0%. The sales load may be waived by the Fund for certain types of investors. (See "Distribution Arrangements--Sales Load.") In addition, the Distributor may compensate selling agents for selling Interests to their customers. The Fund may pay selling agents (including affiliates of the Adviser) a service fee for Investor and account maintenance services. (See "Distribution Arrangements").

2. The following sentence is added to the Summary on page 9 at the end of the first paragraph under the caption "Regulatory
   Matters," and on page 12 under "The Fund" after the second sentence:

      The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and therefore is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

3. The following paragraph is added on page 28 before "Portfolio
Manager,":

            On September 3, 2003, the Office of the Attorney General for the State of New York ("NYAG") simultaneously filed and settled a complaint against a hedge fund and its managers in connection with an investigation into alleged improper mutual fund trading practices with certain families of mutual funds, including the Nations Funds family, for which the Adviser serves as investment adviser and the Distributor as distributor. Specifically, the NYAG alleged that the hedge fund and its managers engaged in activities that it characterized as "market timing" and also "late trading." The Adviser and Distributor are cooperating with the NYAG, the U.S. Securities and Exchange Commission and other regulators in connection with inquiries arising from these allegations.

            Since September 5, 2003, a number of lawsuits have been filed in connection with these circumstances. The Fund's Adviser and Distributor, as well as Robert H. Gordon (formerly the President and a Manager of the Fund) and affiliates of the Adviser and Distributor, are named as defendants in many of these lawsuits. The lawsuits generally allege violations of various federal and state laws in connection with these circumstances. Additional lawsuits arising out of these circumstances and presenting allegations that are not materially different from those described above may be filed against these and related parties in the near future.

4. The following replaces the first sentence appearing below the caption "Portfolio Manager" on page 28:

            Effective as of December 1, 2003, Lawrence R.
      Morgenthal will assume the role of portfolio manager of the Fund.

5. The paragraph under "Key Personnel" beginning with "Jason
   Papastavrou, Ph.D.," is deleted.

6. The second paragraph within the section "Distribution
   Arrangements - Sales Load" on page 40 is deleted and replaced with the following paragraph:

            SALES LOAD WAIVERS. The sales load may be waived by the Fund for certain types of Investors. The Distributor may, in its discretion, waive sales loads for purchases of Interests of the Fund by or on behalf of: (i) purchasers for whom the Distributor or the Adviser or one of their affiliates acts in a fiduciary, advisory, custodial or similar capacity; (ii) employees and retired employees (including spouses, children and parents of employees and retired employees) of the Distributor, the Adviser or any of their affiliates; (iii) Managers and retired Managers of the Fund (including spouses and children of Managers and retired Managers) and any affiliates thereof; (iv) purchasers who use proceeds from a distribution from a Bank of America trust or other fiduciary account, as long as the proceeds are invested in the Fund within 90 days of the date of disbursement; (v) brokers, dealers and agents who have a sales agreement with the Distributor; (vi) investment advisers or financial planners that have entered into an agreement with the Distributor and that purchase Interests of the Fund for (1) their own accounts or (2) the accounts of eligible clients and that charge a fee for their services; (vii) clients of such investment advisers or financial planners described in (v) above who place trades for the clients' own accounts if such accounts are linked to the master account of the investment adviser or financial planner on the books and records of a broker-dealer or agent that has entered into an agreement with the Distributor; and (viii) orders placed on behalf of other investment companies that the Distributor, Adviser or an affiliated company distributes. To receive a sales load waiver in accordance with any of the above provisions, Investors must, at the time of purchase, give the Selling Agent and the Fund sufficient information to permit confirmation of the qualification. Notwithstanding any waiver, Investors remain subject to the eligibility requirements set forth in this Prospectus."

           BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC

                        NOVEMBER 26, 2003

        SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION

                       DATED MARCH 27, 2003

1. On September 17, 2003, Mr. Alan Brott became a Manager of the Fund, on September 10, 2003 Mr. Robert H. Gordon resigned as a Manager of the Fund and on November 20, 2003 Mr. Andrew M. Paul resigned as a Manager of the Fund. Accordingly, the Managers table under "Management of the Fund - Board of Managers and Officers" is revised as follows:

a) Delete the subheading reading "Independent Manager" and information relating to Robert H. Gordon.

b) Delete the information relating to Andrew M. Paul

c) Add the following information about new Independent Manager, Alan Brott:

                                                                   Number of
                                            Principal              Portfolios
                          Term of Office    Occupation(s)          in Complex     Other
Name, (Age)               & Number          During Past            Overseen by    Directorships
and Address     Position  of Years Served   Five Years             Director       Held by Manager
-----------     --------  ---------------   -------------          ---------      ---------------
Alan Brott (60) Manager   Since June,        Financial consultant      2          BACAP
                          2003               from 1991 to                         Opportunity
                                             present; associate                   Strategy, LLC.
                                             professor, Columbia
                                             Graduate School of
                                             Business since 1992;
                                             adjunct accounting
                                             professor, Stern School
                                             of Business since 2000;
                                             partner at Ernst &
                                             Young, 1966-1991.

2. On September 10, 2003 Mr. Gordon resigned as President of the Fund and on November 21, 2003 Mr. Keith Winn was selected as President of the Fund. Accordingly, the Officers table under "Management of the Fund - Board of Managers and Officers" is revised as follows:

a)    Delete information relating to Robert H. Gordon.

b)    Add the following information about Keith Winn, the new
      President of the Fund:


                       Position         Principal Occupation
Name, Address & Age    Held with Fund   During the Last Five (5) Years
-------------------    --------------   -------------------------------

Keith Winn (47)        President        President, Banc of America Capital
One Bank of America                     Management since November 2003;
Plaza,                                  Chief Operation Officer, Banc of
Charlotte, NC 28255                     America Investment Services, Inc.
                                        (August 2001-November 2003); prior
                                        to that he was with Salamon Smith
                                        Barney since before 1998.

03564.0004 #435677